Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available for sale securities, amortized cost	$ 16,893,064	$ 15,224,117	$ 11,835,864
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Common stock, shares authorized (in shares)	9,000,000	9,000,000	9,000,000
Common stock, shares issued (in shares)	5,583,702	5,565,943	5,177,245
Common stock, shares outstanding (in shares)	5,583,702	5,565,943	5,177,245
Fixed Maturities [Member]
Available for sale securities, amortized cost	$ 11,633,957	$ 10,318,164	$ 8,310,159
Equities, Including Equity Securities and Other Equity Investments [Member]
Available for sale securities, amortized cost	$ 5,259,107	$ 4,905,953	$ 3,525,705